Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Company's future minimum principal payments under its debt arrangements
As of December 31, 2025, the Company’s future minimum principal payments under its debt arrangements are as follows (in thousands):

Year Ended December 31,	Second Lien Loans	Other Debt	Total
2026	$10,000	$1,067	$11,067
2027	—	808	808
2028	—	8,378	8,378
2029	—	20,000	20,000
2030	—	2,867	2,867

Total principal debt payments and final payment fee	10,000	33,120	43,120
Less: unamortized debt discount	—	(978)	(978)
Less: unamortized final payment fee	—	(1,199)	(1,199)

Less: Debt, current portion	(10,000)	(1,065)	(11,065)

Debt, net of current portion	$—	$29,878	$29,878